Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment
Balance at beginning of period	$ 1,897,748
Depreciation	372,723	$ 70,293
Balance at end of period	12,608,287	1,897,748
Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(2,233,028)
Depreciation	115,890	90,974
Balance at end of period	2,042,641
Cost
Property and Equipment
Balance at beginning of period	2,206,400	1,799,940
Additions	263,391	576,472
Foreign exchange movements	(109,114)	(170,012)
Acquisitions	12,936,374
Balance at end of period	12,846,720	2,206,400	$ 1,799,940
Cost | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(2,450,331)
Accumulated depreciation
Property and Equipment
Balance at beginning of period		(308,652)	(173,908)
Foreign exchange movements	(225,639)		(20,329)
Depreciation	372,723		155,073
Balance at end of period	(238,433)		(308,652)
Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	217,303
Land
Property and Equipment
Balance at end of period	864,391
Land | Cost
Property and Equipment
Foreign exchange movements	(7,945)
Acquisitions	872,336
Balance at end of period	864,391
Plant and equipment
Property and Equipment
Balance at beginning of period	415,157
Balance at end of period	11,510,800	415,157
Plant and equipment | Cost
Property and Equipment
Balance at beginning of period	590,011	586,360
Additions	53,561	53,808
Foreign exchange movements	(9,081)	(50,157)
Acquisitions	11,817,462
Balance at end of period	11,733,997	590,011	586,360
Plant and equipment | Cost | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(717,956)
Plant and equipment | Accumulated depreciation
Property and Equipment
Balance at beginning of period		(174,854)	(123,710)
Foreign exchange movements	(222,938)		(12,641)
Depreciation	292,407		63,785
Balance at end of period	(223,197)		(174,854)
Plant and equipment | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	21,126
Leasehold improvements
Property and Equipment
Balance at beginning of period	981,071
Balance at end of period		981,071
Leasehold improvements | Cost
Property and Equipment
Balance at beginning of period	1,089,694	293,437
Additions	69,676	493,136
Reclassifications		360,695
Foreign exchange movements	18,717	(57,574)
Balance at end of period		1,089,694	293,437
Leasehold improvements | Cost | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(1,178,087)
Leasehold improvements | Accumulated depreciation
Property and Equipment
Balance at beginning of period		(108,623)	(36,324)
Foreign exchange movements	594		(6,053)
Depreciation	52,210		78,352
Balance at end of period			(108,623)
Leasehold improvements | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	161,427
Motor Vehicles
Property and Equipment
Balance at beginning of period	24,118
Balance at end of period	81,594	24,118
Motor Vehicles | Cost
Property and Equipment
Balance at beginning of period	47,623	36,998
Additions	11,055	14,214
Foreign exchange movements	(1,096)	(3,589)
Acquisitions	89,513
Balance at end of period	87,824	47,623	36,998
Motor Vehicles | Cost | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(59,271)
Motor Vehicles | Accumulated depreciation
Property and Equipment
Balance at beginning of period		(23,505)	(13,874)
Foreign exchange movements	(955)		(1,577)
Depreciation	14,369		11,208
Balance at end of period	(6,230)		(23,505)
Motor Vehicles | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	30,689
Computers
Property and Equipment
Balance at beginning of period	8,918
Balance at end of period	29,903	8,918
Computers | Cost
Property and Equipment
Balance at beginning of period	10,124
Additions	11,683	10,427
Foreign exchange movements	(2,386)	(303)
Acquisitions	32,703
Balance at end of period	36,052	10,124
Computers | Cost | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(16,072)
Computers | Accumulated depreciation
Property and Equipment
Balance at beginning of period		(1,206)
Foreign exchange movements	(1,732)		(39)
Depreciation	9,789		1,245
Balance at end of period	(6,149)		(1,206)
Computers | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	3,114
Furniture and fixtures
Property and Equipment
Balance at beginning of period	4,231
Balance at end of period	121,599	4,231
Furniture and fixtures | Cost
Property and Equipment
Balance at beginning of period	4,695
Additions	2,926	4,887
Foreign exchange movements	(1,641)	(192)
Acquisitions	124,360
Balance at end of period	124,457	4,695
Furniture and fixtures | Cost | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	(5,883)
Furniture and fixtures | Accumulated depreciation
Property and Equipment
Balance at beginning of period		(464)
Foreign exchange movements	(607)		(19)
Depreciation	3,948		483
Balance at end of period	(2,858)		(464)
Furniture and fixtures | Accumulated depreciation | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	947
Capital work-in-progress
Property and Equipment
Balance at beginning of period	464,253
Balance at end of period		464,253
Capital work-in-progress | Cost
Property and Equipment
Balance at beginning of period	464,253	883,145
Additions	114,490
Reclassifications		(360,695)
Foreign exchange movements	(105,681)	(58,197)
Balance at end of period		$ 464,253	$ 883,145
Capital work-in-progress | Cost | Bophelo Bio Science and Wellness (Pty) Ltd.
Property and Equipment
Impact of loss of control of Bophelo Bio Science & Wellness (Pty) Ltd	$ (473,062)